Accrued Expenses and Other Payables	12 Months Ended
May 31, 2012
Accrued Expenses and Other Payables:
Accrued Expenses and Other Payables

NOTE 10 – ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables as of the balance sheet dates were summarized as follows:

	2012	2011

Accrued expenses	$373,129	$62,811
Other payables	196,132	389,033
Total	$569,261	$451,844